UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2011

Date of reporting period:	January 1, 2011 — June 30, 2011

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

6|30|11

Semiannual report

Putnam VT High Yield Fund

Putnam INVESTMENTS

Message from the Trustees

Dear Fellow Shareholder:

In early August, equity markets around the world were rocked by indications of slowing economic growth and worsening debt issues in Europe and the United States. Significantly, Standard & Poor’s downgraded U.S. sovereign debt to AA+ from AAA on August 5. While Putnam’s investment team believes the downgrade will have limited immediate impact on the real economy, it is important to recognize that market volatility has risen in the near term.

Long-term investors are wise to seek the counsel of their financial advisors during volatile times and to remember that market volatility historically has served as an opportunity for nimble managers to both guard against risk and pursue new opportunities. We believe that many investment opportunities still exist today, and that Putnam’s active, research-intensive investment approach offers shareholders a potential advantage in this environment.

We would like to thank John A. Hill, who has served as Chairman of the Trustees since 2000 and who continues on as a Trustee, for his service. We are pleased to announce that Jameson A. Baxter is the new Chair, having served as Vice Chair since 2005 and a Trustee since 1994. Ms. Baxter is President of Baxter Associates, Inc., a private investment firm, and Chair of the Mutual Fund Directors Forum. In addition, she serves as Chair Emeritus of the Board of Trustees of Mount Holyoke College, Director of the Adirondack Land Trust, and Trustee of the Nature Conservancy’s Adirondack Chapter.

Lastly, we would like to take this opportunity to welcome new shareholders to the fund and to thank all of our investors for your continued confidence in Putnam.

Performance summary (as of 6/30/11)

Investment objective

High current income, with a secondary objective of capital growth when consistent with achieving high current income

Net asset value June 30, 2011

Class IA: $6.77	Class IB: $6.72

Total return at net asset value

			JPMorgan Developed
(as of 6/30/11)	Class IA shares*	Class IB shares†	High Yield Index‡

6 months	4.31%	4.24%	5.50%

1 year	15.67	15.32	15.75

5 years	47.65	45.79	56.27
Annualized	8.11	7.83	9.34

10 years	123.31	117.65	142.89
Annualized	8.37	8.09	9.28

Life	512.80	486.84	—
Annualized	8.05	7.85	—

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: February 1, 1988.

† Class inception date: April 30, 1998.

‡ The fund’s benchmark, the JPMorgan Developed High Yield Index, wasintroduced on 12/31/94, which post-dates the inception of the fund’s class IA shares.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Credit quality

Baa	3.9%

Ba	19.5%

B	49.5%

Caa and below	24.3%

Not rated	2.8%

Portfolio holdings and allocations may vary over time. Allocations are represented as a percentage of net assets as of 6/30/11. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes.

Credit qualities are shown as a percentage of net assets as of 6/30/11. A bond rated Baa or higher (Prime-3 or higher, for short-term debt) is considered investment grade. The chart reflects Moody’s ratings; percentages may include bonds or derivatives not rated by Moody’s but rated by Standard & Poor’s (S&P) or, if unrated by S&P, by Fitch, and then included in the closest equivalent Moody’s rating. Ratings will vary over time.

Credit quality includes bonds and represents only the fixed-income portion of the portfolio. Derivative instruments, including currency forwards, are only included to the extent of any unrealized gain or loss on such instruments and are shown in the not-rated category. Cash is also shown in the not-rated category. The fund itself has not been rated by an independent rating agency.

Putnam VT High Yield Fund 1

Report from your fund’s manager

How would you characterize the environment in the high-yield bond market during the past six months?

High-yield corporate bonds were among the best-performing fixed-income categories during much of the period, thanks to a generally supportive economic environment, strong corporate fundamentals, and solid demand for high-yield debt. In June, however, the market reversed course amid escalating fears of a double-dip recession. New issuance of high-yield bonds continued to accelerate as corporations continued to refinance their existing debt, seeking to reduce borrowing costs, extend maturities, and increase their financial flexibility. Credit fundamentals remained positive, with the number of ratings upgrades outpacing the number of downgrades by a significant margin. The overall default rate remained low (less than 1%) relative to the 25-year average of slightly more than 4% and the peak rate of nearly 14% that was reached in December 2009.

What factors dampened the fund’s return?

From a sector/industry perspective, limited exposure to information technology, energy, and services detracted from results relative to the market. In terms of individual holdings, an overweight position in Harry & David, a specialty retailer of gourmet fruit and food gift baskets, hurt performance when the company filed for Chapter 11 bankruptcy in March 2011. Not holding commercial real estate finance company Capmark Financial also proved detrimental; the company announced a reorganization plan in April and stated that it expects to emerge from bankruptcy later this year. Avoiding strong-performing real estate investment trust [REIT] CNL Income Properties, which invests in resort properties, also hampered performance versus the benchmark.

What industry groups and holdings helped versus the index?

Favorable positioning in telecommunication services, utilities, and cable/satellite contributed the most. In telecommunication services, an overweighting in wireless carrier Sprint Nextel aided results. Despite losing market share to competitors, the company is making progress as it tries to regain favor with customers. For example, Sprint Nextel added postpaid subscribers for the first time in several years during the fourth quarter of 2010. The company has also done a good job of continuing to add new handsets and smartphones to retain and attract subscribers. Our investment in TRW Automotive, a leading supplier of airbags and other safety equipment, also helped the fund’s relative performance. Solid execution by TRW’s management boosted the firm’s securities, as the company’s strong market position allowed it to take shares from weaker competitors. Rigorous cost controls also helped TRW generate record earnings and cash flow. Additional individual contributors included First Data, a provider of merchant processing services, and Dallas-based utility Energy Future Holdings.

What is your outlook?

The U.S. economy provided the fund with a positive backdrop during most of the period. However, during May and June, the economy appeared to be experiencing a mid-cycle slowdown. Looking ahead, although there are certain macroeconomic concerns that could potentially constrain growth, we believe the economic recovery will continue. What’s more, corporate profit growth is expected to remain strong throughout 2011. In our view, the current supportive credit environment likely will continue, and there is still value to be gained by exposure to the high-yield sector. The trauma of the financial crisis of 2008 and 2009, severe as it was, had the beneficial effect of purging the market of its least-creditworthy companies. Today’s high-yield issuers generally have better balance sheets, with substantial amounts of cash and sturdier capital structures. In our view, new issuance to finance mergers and acquisitions, tender offers, and refinancing will continue at a healthy pace, and should be met by similarly healthy demand, given the attractiveness of high-yield bonds versus other asset classes. As a result, we believe defaults likely will remain below the historical average for some time. Moreover, yield spreads remain at attractive levels relative to their risk-adjusted return potential.

As for the fund’s positioning, at the end of the period, the fund’s biggest overweights were in telecommunication services, consumer products, and financials. We currently plan to maintain a level of risk that is approximately in line with the market, while keeping the portfolio broadly diversified across issuers and industries.

The views expressed in this report are exclusively those of Putnam Management. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Current and future portfolio holdings are subject to risk.

Your fund’s managers

Portfolio Manager Paul D. Scanlon is Co-Head of Fixed Income at Putnam. A CFA charterholder, he joined Putnam in 1999 and has been in the investment industry since 1986.

In addition to Paul, your fund is managed by Norman Boucher and Robert Salvin.

Your fund’s managers may also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT High Yield Fund

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The first two columns in the following table show the expenses you would have paid on a $1,000 investment in your fund from January 1, 2011, to June 30, 2011. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Expenses and value for a		Expenses and value for a
	$1,000 investment, assuming		$1,000 investment, assuming a
	actual returns for the 6 months		hypothetical 5% annualized return
	ended 6/30/11		for the 6 months ended 6/30/11

	Class IA	Class IB	Class IA	Class IB

Expenses paid
per $1,000*	$3.75	$5.01	$3.71	$4.96

Ending value
(after expenses)	$1,043.10	$1,042.40	$1,021.12	$1,019.89

Annualized
expense ratio	0.74%	0.99%	0.74%	0.99%

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/11. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Putnam VT High Yield Fund 3

The fund’s portfolio 6/30/11 (Unaudited)

CORPORATE BONDS AND NOTES (84.2%)*		Principal amount	Value

Advertising and marketing services (0.5%)
Affinion Group, Inc. company guaranty
sr. unsec. sub. notes 11 1/2s, 2015		$795,000	$820,838

Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		960,000	897,600

Lamar Media Corp. company guaranty sr. sub.
notes 7 7/8s, 2018		280,000	293,300

			2,011,738
Automotive (2.0%)
American Axle & Manufacturing, Inc. company
guaranty sr. unsec. notes 5 1/4s, 2014		420,000	414,750

American Axle & Manufacturing, Inc. company
guaranty sr. unsec. unsub. notes 7 7/8s, 2017		50,000	50,000

American Axle & Manufacturing, Inc. 144A
company guaranty sr. notes 9 1/4s, 2017		562,000	612,580

Chrysler Group, LLC/CG Co-Issuer, Inc. 144A
company guaranty sr. notes 8 1/4s, 2021		1,165,000	1,144,613

Ford Motor Credit Co., LLC sr. unsec. notes
8 1/8s, 2020		1,100,000	1,276,000

Ford Motor Credit Co., LLC sr. unsec. notes
5s, 2018		885,000	881,974

Ford Motor Credit Co., LLC sr. unsec. unsub.
notes 5 3/4s, 2021		230,000	229,717

General Motors Escrow notes 8 1/4s, 2023		820,000	20,500

General Motors Financial Co., Inc. 144A
sr. notes 6 3/4s, 2018		405,000	406,013

Motors Liquidation Co. (Escrow) notes
8 3/8s, 2033		765,000	19,125

Navistar International Corp. sr. notes
8 1/4s, 2021		1,145,000	1,242,325

TRW Automotive, Inc. company guaranty
sr. unsec. unsub. notes Ser. REGS, 6 3/8s,
2014	EUR	960,000	1,453,552

TRW Automotive, Inc. 144A company
guaranty sr. notes 7 1/4s, 2017		$500,000	555,000

			8,306,149
Basic materials (6.8%)
Associated Materials, LLC 144A company
guaranty sr. notes 9 1/8s, 2017		930,000	927,675

Atkore International, Inc. 144A sr. notes
9 7/8s, 2018		1,050,000	1,102,500

Catalyst Paper Corp. 144A company
guaranty sr. notes 11s, 2016 (Canada)		375,000	320,625

Celanese US Holdings, LLC company guaranty
sr. unsec. notes 6 5/8s, 2018 (Germany)		370,000	390,350

Celanese US Holdings, LLC sr. notes 5 7/8s,
2021 (Germany)		715,000	731,088

Compass Minerals International, Inc. company
guaranty sr. unsec. notes 8s, 2019		1,105,000	1,207,213

Edgen Murray Corp. company guaranty
sr. notes 12 1/4s, 2015		330,000	332,475

Exopack Holding Corp. 144A sr. notes
10s, 2018		580,000	575,650

Ferro Corp. sr. unsec. notes 7 7/8s, 2018		1,455,000	1,509,563

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 7s, 2015 (Australia)		615,000	627,114

FMG Resources August 2006 Pty, Ltd. 144A
sr. notes 6 7/8s, 2018 (Australia)		1,055,000	1,073,808

Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty notes 9s, 2020		485,000	497,125

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Basic materials cont.
Hexion U.S. Finance Corp./Hexion Nova Scotia
Finance, ULC company guaranty sr. notes
8 7/8s, 2018		$575,000	$598,000

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2021		645,000	701,438

Huntsman International, LLC company
guaranty sr. unsec. sub. notes 8 5/8s, 2020		515,000	561,350

INEOS Finance PLC 144A company
guaranty sr. notes 9s, 2015 (United Kingdom)		470,000	495,850

INEOS Group Holdings, Ltd. company
guaranty sr. unsec. notes Ser. REGS, 7 7/8s,
2016 (United Kingdom)	EUR	660,000	924,453

JMC Steel Group 144A sr. notes 8 1/4s, 2018		$320,000	324,800

KRATON Polymers, LLC/KRATON Polymers
Capital Corp. sr. notes 6 3/4s, 2019		150,000	150,000

Lyondell Chemical Co. sr. notes 11s, 2018		2,200,000	2,464,000

Lyondell Chemical Co. 144A company
guaranty sr. notes 8s, 2017		946,000	1,052,425

Momentive Performance Materials, Inc. notes
9s, 2021		1,325,000	1,351,500

NewPage Corp. company guaranty sr. notes
11 3/8s, 2014		735,000	685,388

Nexeo Solutions, LLC/Nexeo Solutions
Finance Corp. 144A sr. sub. notes 8 3/8s, 2018		260,000	263,250

Novelis, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2020		1,380,000	1,490,400

Novelis, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2015		830,000	835,188

Old All, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) † F		1,320,000	1

PE Paper Escrow GmbH sr. notes Ser. REGS,
11 3/4s, 2014 (Austria)	EUR	290,000	471,580

Rhodia SA 144A sr. notes 6 7/8s, 2020
(France)		$330,000	386,513

Smurfit Kappa Acquisition company
guaranty sr. bonds 7 1/4s, 2017 (Ireland)	EUR	50,000	74,016

Smurfit Kappa Funding PLC sr. sub. notes
7 3/4s, 2015 (Ireland)	EUR	40,000	59,127

Smurfit Kappa Funding PLC sr. unsec.
sub. notes 7 3/4s, 2015 (Ireland)		$560,000	565,600

Smurfit Kappa Treasury company guaranty
sr. unsec. unsub. debs. 7 1/2s, 2025 (Ireland)		170,000	164,050

Solutia, Inc. company guaranty sr. unsec.
notes 8 3/4s, 2017		390,000	423,150

Solutia, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2020		1,285,000	1,387,800

Steel Dynamics, Inc. sr. unsec. unsub. notes
7 3/4s, 2016		460,000	483,000

Styrolution Group GmbH 144A sr. notes
7 5/8s, 2016 (Germany)	EUR	245,000	343,926

TPC Group, LLC 144A sr. notes 8 1/4s, 2017		$915,000	949,313

Tube City IMS Corp. company guaranty sr.
unsec. sub. notes 9 3/4s, 2015		780,000	805,350

USG Corp. 144A company guaranty sr. notes
8 3/8s, 2018		515,000	507,275

Verso Paper Holdings, LLC/Verso Paper, Inc.
company guaranty sr. notes FRN Ser. B,
4.023s, 2014		110,000	101,475

Verso Paper Holdings, LLC/Verso Paper, Inc. 144A
sr. notes 8 3/4s, 2019		395,000	351,550

			28,266,954

4 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Broadcasting (2.2%)
Clear Channel Communications, Inc. company
guaranty unsec. unsub. notes 10 3/4s, 2016	$470,000	$424,175

Clear Channel Communications, Inc. sr. unsec.
notes 5 1/2s, 2014	715,000	625,625

Clear Channel Communications, Inc. 144A
company guaranty sr. notes 9s, 2021	440,000	425,150

Clear Channel Worldwide Holdings, Inc.
company guaranty sr. unsec. unsub. notes
Ser. B, 9 1/4s, 2017	925,000	1,008,250

Cumulus Media, Inc. 144A sr. notes 7 3/4s, 2019	895,000	863,675

DISH DBS Corp. company guaranty 7 1/8s, 2016	415,000	437,825

DISH DBS Corp. company guaranty sr. unsec.
notes 7 7/8s, 2019	1,025,000	1,105,719

DISH DBS Corp. 144A company guaranty
sr. unsec. notes 6 3/4s, 2021	735,000	753,375

Gray Television, Inc. company guaranty
sr. notes 10 1/2s, 2015	805,000	837,200

Nexstar Broadcasting, Inc./Mission
Broadcasting, Inc. company
guaranty sr. notes 8 7/8s, 2017	735,000	773,588

Univision Communications, Inc. 144A company
guaranty sr. unsec. notes 8 1/2s, 2021	735,000	733,163

Univision Communications, Inc. 144A
sr. notes 7 7/8s, 2020	5,000	5,125

XM Satellite Radio, Inc. 144A company
guaranty sr. unsec. notes 13s, 2013	285,000	334,163

XM Satellite Radio, Inc. 144A sr. unsec. notes
7 5/8s, 2018	910,000	950,950

		9,277,983
Building materials (1.1%)
Building Materials Corp. 144A sr. notes 7s, 2020	700,000	733,250

Building Materials Corp. 144A sr. notes
6 7/8s, 2018	330,000	336,600

Building Materials Corp. 144A sr. notes
6 3/4s, 2021	290,000	291,450

Masonite International Corp. 144A company
guaranty sr. notes 8 1/4s, 2021 (Canada)	250,000	248,438

Nortek, Inc. 144A company guaranty
sr. notes 8 1/2s, 2021	310,000	286,750

Nortek, Inc. 144A company guaranty sr. unsec.
notes 10s, 2018	505,000	505,000

Owens Corning company guaranty sr. unsec.
notes 9s, 2019	770,000	916,300

Roofing Supply Group, LLC/Roofing Supply
Finance, Inc. 144A sr. notes 8 5/8s, 2017	1,055,000	1,053,681

Vulcan Materials Co. sr. unsec. unsub. notes
7 1/2s, 2021	285,000	284,623

		4,656,092
Cable television (2.1%)
Adelphia Communications Corp. escrow
bonds zero %, 2011	80,000	50

Adelphia Communications Corp. escrow
bonds zero %, 2011	130,000	81

Adelphia Communications Corp. escrow
bonds zero %, 2011	290,000	180

Adelphia Communications Corp. escrow
bonds zero %, 2012	755,000	468

AMC Networks, Inc. 144A company
guaranty sr. unsec notes 7 3/4s, 2021	315,000	329,175

Atlantic Broadband Finance, LLC company
guaranty 9 3/8s, 2014	520,000	527,800

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Cable television cont.
Bresnan Broadband Holdings, LLC 144A
company guaranty sr. unsec. unsub. notes
8s, 2018		$320,000	$334,400

Cablevision Systems Corp. sr. unsec. unsub.
notes 8 5/8s, 2017		935,000	1,013,306

Cablevision Systems Corp. sr. unsec. unsub.
notes 8s, 2020		250,000	268,125

Cablevision Systems Corp. sr. unsec. unsub.
notes 7 3/4s, 2018		470,000	501,138

CCH II, LLC/CCH II Capital company guaranty
sr. unsec. notes 13 1/2s, 2016		738,502	869,586

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 7 7/8s, 2018		345,000	363,544

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsec. notes 6 1/2s, 2021		690,000	679,650

CCO Holdings, LLC/CCO Holdings Capital Corp.
company guaranty sr. unsub. notes 7s, 2019		605,000	623,150

Cequel Communications Holdings I LLC/Cequel
Capital Corp. 144A sr. notes 8 5/8s, 2017		2,055,000	2,137,200

CSC Holdings LLC sr. unsec. unsub. notes
8 1/2s, 2014		40,000	44,300

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A
company guaranty sr. notes 7 1/2s, 2019
(Germany)		395,000	399,280

Mediacom Broadband, LLC/Mediacom
Broadband Corp. sr. unsec. unsub. notes
8 1/2s, 2015		250,000	256,250

Mediacom LLC/Mediacom Capital Corp.
sr. unsec. notes 9 1/8s, 2019		205,000	216,275

Virgin Media Finance PLC company guaranty
sr. notes Ser. 1, 9 1/2s, 2016 (United Kingdom)		275,000	310,750

			8,874,708
Capital goods (5.0%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 7 1/8s, 2019		230,000	223,675

Altra Holdings, Inc. company guaranty
sr. notes 8 1/8s, 2016		1,365,000	1,474,200

ARD Finance SA 144A sr. notes 11 1/8s, 2018
(Luxembourg) ‡‡		230,000	235,175

Ardagh Packaging Finance PLC sr. notes
Ser. REGS, 7 3/8s, 2017 (Ireland)	EUR	165,000	240,929

Ardagh Packaging Finance PLC 144A
company guaranty sr. notes 7 3/8s, 2017
(Ireland)	EUR	250,000	365,044

BE Aerospace, Inc. sr. unsec. unsub. notes
6 7/8s, 2020		$220,000	229,900

Berry Plastics Corp. company guaranty notes
FRN 4.122s, 2014		350,000	325,500

Berry Plastics Corp. company guaranty
sr. notes 9 1/2s, 2018		485,000	481,363

Berry Plastics Corp. notes 9 3/4s, 2021		105,000	101,588

Briggs & Stratton Corp. company guaranty
sr. unsec. notes 6 7/8s, 2020		725,000	768,500

Crown Americas, LLC/Crown Americas
Capital Corp. III 144A sr. notes 6 1/4s, 2021		165,000	166,650

Crown Euro Holdings SA 144A sr. notes
7 1/8s, 2018 (France)	EUR	200,000	297,039

Delphi Corp. 144A sr. notes 6 1/8s, 2021		$570,000	562,875

Exide Technologies 144A sr. notes 8 5/8s, 2018		440,000	457,600

Griffon Corp. 144A company guaranty
sr. unsec. notes 7 1/8s, 2018		315,000	316,181

Putnam VT High Yield Fund 5

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Capital goods cont.
Kratos Defense & Security Solutions, Inc.
company guaranty sr. notes 10s, 2017		$645,000	$680,475

Kratos Defense & Security Solutions, Inc. 144A
sr. notes 10s, 2017		1,020,000	1,076,100

Legrand SA unsec. unsub. debs. 8 1/2s, 2025
(France)		1,990,000	2,495,440

Mueller Water Products, Inc. company
guaranty sr. unsec. unsub. notes 8 3/4s, 2020		130,000	140,725

Pittsburgh Glass Works, LLC 144A
sr. notes 8 1/2s, 2016		520,000	534,300

Polypore International, Inc. company
guaranty sr. unsec. notes 7 1/2s, 2017		510,000	539,325

Pregis Corp. company guaranty notes
FRN 6.327s, 2013	EUR	130,000	181,087

Pregis Corp. company
guaranty sr. sub. notes 12 3/8s, 2013		$515,000	510,494

Reynolds Group DL Escrow, Inc./Reynolds
Group Escrow, LLC 144A company guaranty
sr. notes 8 1/2s, 2016 (Luxembourg)		445,000	463,913

Reynolds Group Issuer, Inc. 144A company
guaranty sr. notes 7 1/8s, 2019		590,000	585,575

Reynolds Group Issuer, Inc. 144A company
guaranty sr. unsec. notes 9s, 2019		845,000	834,438

Reynolds Group Issuer, Inc. 144A
sr. notes 6 7/8s, 2021 (New Zealand)		170,000	165,750

Reynolds Group Issuer, Inc. 144A sr. unsec.
notes 8 1/4s, 2021 (New Zealand)		240,000	224,400

Ryerson Holding Corp. sr. disc. notes zero %,
2015		325,000	173,875

Ryerson, Inc. company guaranty sr. notes 12s,
2015		1,000,000	1,062,500

Teleflex, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2019		605,000	612,563

Tenneco, Inc. company guaranty sr. unsec.
notes 8 1/8s, 2015		600,000	631,500

Tenneco, Inc. company guaranty sr. unsec.
unsub. notes 7 3/4s, 2018		330,000	345,675

Tenneco, Inc. company guaranty sr. unsub.
notes 6 7/8s, 2020		300,000	305,250

Thermadyne Holdings Corp. 144A sr. notes
9s, 2017		1,235,000	1,290,575

Thermon Industries, Inc. company guaranty
sr. notes 9 1/2s, 2017		785,000	841,913

TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		950,000	997,500

			20,939,592
Coal (2.0%)
Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6 1/4s, 2021		570,000	571,425

Alpha Natural Resources, Inc. company
guaranty sr. unsec. notes 6s, 2019		610,000	612,288

Arch Coal, Inc. company guaranty sr. unsec.
notes 7 1/4s, 2020		875,000	890,313

Arch Coal, Inc. 144A company guaranty
sr. unsec. notes 7s, 2019		760,000	758,100

Arch Western Finance, LLC company guaranty
sr. notes 6 3/4s, 2013		185,000	185,231

CONSOL Energy, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2020		1,560,000	1,700,400

CONSOL Energy, Inc. company guaranty
sr. unsec. notes 8s, 2017		920,000	1,002,800

CONSOL Energy, Inc. 144A company guaranty
sr. unsec. notes 6 3/8s, 2021		130,000	129,350

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Coal cont.
James River Escrow, Inc. 144A sr. notes
7 7/8s, 2019		$310,000	$306,900

Peabody Energy Corp. company guaranty
7 3/8s, 2016		1,875,000	2,118,750

Peabody Energy Corp. company guaranty
sr. unsec. unsub. notes 6 1/2s, 2020		80,000	86,000

			8,361,557
Commercial and consumer services (1.8%)
ARAMARK Holdings Corp. 144A sr. notes
8 5/8s, 2016 ‡‡		335,000	340,863

Brickman Group Holdings, Inc. 144A sr. notes
9 1/8s, 2018		210,000	211,575

Compucom Systems, Inc. 144A sr. sub. notes
12 1/2s, 2015		430,000	452,575

Interactive Data Corp. 144A company
guaranty sr. notes 10 1/4s, 2018		1,610,000	1,750,875

Lender Processing Services, Inc. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2016		1,015,000	989,625

PHH Corp. sr. unsec. unsub. notes 9 1/4s, 2016		430,000	470,313

Sabre Holdings Corp. sr. unsec. unsub. notes
8.35s, 2016		1,425,000	1,254,000

Travelport LLC company guaranty 11 7/8s, 2016		495,000	425,700

Travelport LLC company guaranty 9 7/8s, 2014		480,000	441,600

Travelport, LLC/Travelport, Inc. company
guaranty sr. unsec. notes 9s, 2016		1,365,000	1,218,263

			7,555,389
Consumer (1.0%)
Jarden Corp. company guaranty sr. unsec.
notes 8s, 2016		360,000	390,600

Jarden Corp. company guaranty sr. unsec.
sub. notes 7 1/2s, 2017		855,000	888,131

Jarden Corp. company guaranty sr. unsec.
sub. notes Ser. 1, 7 1/2s, 2020	EUR	135,000	197,933

Scotts Miracle-Gro Co. (The) 144A sr. notes
6 5/8s, 2020		$650,000	664,625

Yankee Candle Co. company guaranty
sr. notes Ser. B, 8 1/2s, 2015		1,330,000	1,369,900

YCC Holdings, LLC/Yankee Finance, Inc.
144A sr. unsec. notes 10 1/4s, 2016		675,000	676,688

			4,187,877
Consumer staples (6.9%)
ACCO Brands Corp. company guaranty
sr. notes 10 5/8s, 2015		585,000	653,006

Archibald Candy Corp. company guaranty
sub. notes 10s, 2011 (In default) † F		172,499	5,520

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 9 5/8s, 2018		195,000	208,163

Avis Budget Car Rental, LLC company
guaranty sr. unsec. unsub. notes 7 3/4s, 2016		775,000	788,563

Bumble Bee Acquisition Corp. 144A company
guaranty sr. notes 9s, 2017		680,000	683,400

Burger King Corp. company guaranty
sr. unsec. notes 9 7/8s, 2018		545,000	580,425

Central Garden & Pet Co. company guaranty
sr. sub. notes 8 1/4s, 2018		775,000	800,188

CKE Holdings, Inc. 144A sr. notes 10 1/2s,
2016 ‡‡		445,000	430,538

CKE Restaurants, Inc. company guaranty
sr. notes 11 3/8s, 2018		745,000	813,913

Claire’s Stores, Inc. 144A sr. notes 8 7/8s, 2019		640,000	598,400

Constellation Brands, Inc. company guaranty
sr. unsec. unsub. notes 7 1/4s, 2016		1,065,000	1,163,513

6 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Consumer staples cont.
Dave & Buster’s, Inc. company guaranty
sr. unsec. unsub. notes 11s, 2018		$900,000	$963,000

Dean Foods Co. company guaranty sr. unsec.
unsub. notes 7s, 2016		760,000	752,400

Dean Foods Co. 144A sr. notes 9 3/4s, 2018		200,000	212,500

DineEquity, Inc. 144A sr. unsec. notes 9 1/2s,
2018		1,095,000	1,188,075

Dole Food Co. sr. notes 13 7/8s, 2014		226,000	270,635

Dole Food Co. 144A sr. notes 8s, 2016		195,000	204,263

Elizabeth Arden, Inc. sr. unsec. unsub. notes
7 3/8s, 2021		760,000	791,350

Harry & David Operations Corp. company
guaranty sr. unsec. notes 9s, 2013 (In default) †		970,000	186,725

Harry & David Operations Corp. company
guaranty sr. unsec. notes FRN zero %,
2012 (In default) †		510,000	102,000

Hertz Corp. company guaranty sr. unsec.
notes 8 7/8s, 2014		38,000	38,950

Hertz Corp. 144A company guaranty sr. unsec.
notes 7 1/2s, 2018		295,000	303,850

Hertz Holdings Netherlands BV 144A
sr. bonds 8 1/2s, 2015 (Netherlands)	EUR	760,000	1,160,649

JBS USA LLC/JBS USA Finance, Inc. company
guaranty sr. unsec. notes 11 5/8s, 2014		$340,000	391,000

JBS USA LLC/JBS USA Finance, Inc. 144A
sr. unsec. notes 7 1/4s, 2021		1,920,000	1,867,200

Landry’s Restaurants, Inc. company
guaranty sr. notes 11 5/8s, 2015		140,000	149,800

Landry’s Restaurants, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015		325,000	347,750

Libbey Glass, Inc. sr. notes 10s, 2015		450,000	488,250

Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		375,000	401,250

Pinnacle Foods Finance LLC/Pinnacle Foods
Finance Corp. company guaranty sr. unsec.
notes 9 1/4s, 2015		495,000	513,563

Prestige Brands, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2018		660,000	691,350

Prestige Brands, Inc. 144A company
guaranty sr. unsec. notes 8 1/4s, 2018		325,000	340,438

Reddy Ice Corp. company guaranty sr. notes
11 1/4s, 2015		895,000	915,138

Revlon Consumer Products Corp. company
guaranty notes 9 3/4s, 2015		570,000	612,750

Rite Aid Corp. company guaranty sr. notes
10 1/4s, 2019		295,000	324,500

Rite Aid Corp. company guaranty sr. notes
7 1/2s, 2017		410,000	406,925

Rite Aid Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2017		1,240,000	1,131,500

Rite Aid Corp. company guaranty sr. unsub.
notes 8s, 2020		235,000	253,213

Roadhouse Financing, Inc. 144A sr. notes
10 3/4s, 2017		245,000	257,250

Service Corporation International sr. notes
7s, 2019		345,000	363,113

Smithfield Foods, Inc. company guaranty
sr. notes 10s, 2014		560,000	649,600

Spectrum Brands, Inc. sr. unsec. sub. bonds
12s, 2019		821,010	907,216

Spectrum Brands, Inc. 144A sr. notes
9 1/2s, 2018		485,000	531,075

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Consumer staples cont.
Stewart Enterprises, Inc. 144A company
guaranty sr. unsec. notes 6 1/2s, 2019	$620,000	$619,225

Tyson Foods, Inc. sr. unsec. unsub. notes
10 1/2s, 2014	845,000	1,003,438

United Rentals North America, Inc. company
guaranty sr. unsec. sub. notes 8 3/8s, 2020	320,000	320,000

United Rentals North America, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2019	160,000	173,600

Wendy’s Co. (The) company guaranty sr. unsec.
unsub. notes 10s, 2016	1,140,000	1,262,550

West Corp. 144A sr. notes 7 7/8s, 2019	450,000	436,500

West Corp. 144A sr. unsec. notes 8 5/8s, 2018	650,000	656,500

		28,914,720
Energy (oil field) (1.4%)
Complete Production Services, Inc. company
guaranty 8s, 2016	670,000	700,150

Frac Tech Services, LLC/Frac Tech Finance, Inc.
144A company guaranty sr. notes 7 1/8s, 2018	800,000	812,000

Helix Energy Solutions Group, Inc. 144A
sr. unsec. notes 9 1/2s, 2016	2,065,000	2,126,950

Hercules Off shore, Inc. 144A sr. notes
10 1/2s, 2017	450,000	470,250

Key Energy Services, Inc. company guaranty
unsec. unsub. notes 6 3/4s, 2021	700,000	693,000

Offshore Group Investments, Ltd. company
guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	685,000	744,938

Offshore Group Investments, Ltd. 144A
company guaranty sr. notes 11 1/2s, 2015
(Cayman Islands)	185,000	201,188

		5,748,476
Entertainment (0.8%)
AMC Entertainment, Inc. 144A sr. sub. notes
9 3/4s, 2020	1,270,000	1,298,575

Cedar Fair LP/Canada’s Wonderland Co./
Magnum Management Corp. company
guaranty sr. unsec. notes 9 1/8s, 2018	135,000	144,113

Cinemark USA, Inc. company guaranty
sr. unsec. notes 8 5/8s, 2019	365,000	399,675

Cinemark USA, Inc. 144A company guaranty
sr. sub. notes 7 3/8s, 2021	170,000	169,150

Regal Entertainment Group company
guaranty sr. unsec. notes 9 1/8s, 2018	745,000	771,075

Universal City Development Partners, Ltd.
company guaranty sr. unsec. notes 8 7/8s, 2015	360,000	400,500

		3,183,088
Financials (9.1%)
ABN Amro North American Holding Preferred
Capital Repackage Trust I 144A jr. sub. bonds
FRB 6.523s, perpetual maturity	1,385,000	1,281,125

ACE Cash Express, Inc. 144A sr. notes 11s, 2019	450,000	451,125

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	965,000	1,078,388

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	425,000	451,563

Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	430,000	449,350

Ally Financial, Inc. unsec. sub. notes 8s, 2018	475,000	508,250

Ally Financial, Inc. 144A company guaranty
notes 6 1/4s, 2017	635,000	630,766

American International Group, Inc. jr. sub.
bonds FRB 8.175s, 2058	1,025,000	1,119,915

Putnam VT High Yield Fund 7

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Financials cont.
BAC Capital Trust VI bank guaranty jr. unsec.
sub. notes 5 5/8s, 2035	$600,000	$516,919

BankAmerica Capital II bank guaranty jr. unsec.
sub. notes 8s, 2026	225,000	228,938

Capital One Capital IV company guaranty
jr. unsec. sub. notes FRN 6.745s, 2037	725,000	732,250

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. notes 6 5/8s, 2020	255,000	262,013

CB Richard Ellis Services, Inc. company
guaranty sr. unsec. sub. notes 11 5/8s, 2017	500,000	579,375

CIT Group, Inc. 144A bonds 7s, 2017	3,946,000	3,936,135

CIT Group, Inc. 144A company guaranty
notes 6 5/8s, 2018	690,000	719,325

CNO Financial Group, Inc. 144A company
guaranty sr. notes 9s, 2018	425,000	450,500

Community Choice Financial, Inc. 144A
sr. notes 10 3/4s, 2019	785,000	796,775

Corrections Corporation of America company
guaranty sr. notes 7 3/4s, 2017	675,000	734,063

Dresdner Funding Trust I 144A bonds
8.151s, 2031	1,030,000	986,225

E*Trade Financial Corp. sr. notes 6 3/4s, 2016	565,000	553,700

E*Trade Financial Corp. sr. unsec. unsub.
notes 12 1/2s, 2017	581,000	679,770

HBOS Capital Funding LP 144A bank guaranty
jr. unsec. sub. FRB 6.071s, perpetual maturity
(Jersey)	1,115,000	964,475

HBOS PLC 144A sr. unsec. sub. notes 6 3/4s,
2018 (United Kingdom)	895,000	861,291

HBOS PLC 144A unsec. sub. bonds 6s, 2033
(United Kingdom)	300,000	228,661

HUB International Holdings, Inc. 144A
sr. sub. notes 10 1/4s, 2015	335,000	340,863

Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 8s, 2018	1,500,000	1,522,500

ING Groep NV jr. unsec. sub. notes 5.775s,
perpetual maturity (Netherlands)	285,000	262,200

International Lease Finance Corp. sr. unsec.
notes 6 1/4s, 2019	200,000	195,500

Leucadia National Corp. sr. unsec. notes
8 1/8s, 2015	200,000	220,500

Leucadia National Corp. sr. unsec. notes
7 1/8s, 2017	620,000	643,250

Liberty Mutual Group, Inc. 144A company
guaranty jr. sub. notes FRB 10 3/4s, 2058	160,000	210,400

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. bonds 7.8s, 2037	350,000	349,125

Liberty Mutual Group, Inc. 144A company
guaranty jr. unsec. sub. notes FRN 7s, 2037	120,000	114,661

MPT Operating Partnership LP/MPT
Finance Corp. 144A company guaranty sr.
notes 6 7/8s, 2021 R	445,000	437,213

National Money Mart Co. company guaranty
sr. unsec. unsub. notes 10 3/8s, 2016
(Canada)	730,000	801,175

NB Capital Trust IV jr. unsec. sub. notes
8 1/4s, 2027	215,000	219,569

Nuveen Investments, Inc. company guaranty
sr. unsec. unsub. notes 10 1/2s, 2015	670,000	685,075

Omega Healthcare Investors, Inc. 144A
sr. notes 6 3/4s, 2022 R	855,000	843,244

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Financials cont.
Provident Funding Associates LP / PFG
Finance Corp. 144A sr. notes 10 1/4s, 2017	$835,000	$914,325

Provident Funding Associates LP / PFG
Finance Corp. 144A sr. notes 10 1/8s, 2019	430,000	436,450

Regions Financing Trust II company guaranty
jr. unsec. sub. bonds FRB 6 5/8s, 2047	1,240,000	1,103,600

Residential Capital LLC company guaranty
jr. notes 9 5/8s, 2015	1,515,000	1,503,638

Royal Bank of Scotland Group PLC jr. unsec.
sub. bonds FRB 7.648s, perpetual maturity
(United Kingdom)	1,915,000	1,725,990

Sabra Health Care LP/Sabra Capital Corp.
company guaranty sr. unsec. unsub. notes
8 1/8s, 2018 R	85,000	85,000

SLM Corp. sr. notes Ser. MTN, 8s, 2020	655,000	703,342

SLM Corp. sr. unsec. unsub. notes Ser. MTN,
8.45s, 2018	2,250,000	2,469,629

Springleaf Finance Corp. sr. unsec. notes
Ser. MTN, 6.9s, 2017	2,100,000	1,926,750

Springleaf Finance Corp. sr. unsec. notes
Ser. MTNI, 5.85s, 2013	475,000	469,063

Springleaf Finance Corp. sr. unsec. notes
Ser. MTNI, 4 7/8s, 2012	450,000	447,750

USI Holdings Corp. 144A company guaranty
sr. unsec. notes FRN 4.136s, 2014	215,000	199,950

		38,031,659
Gaming and lottery (3.1%)
American Casino & Entertainment
Properties LLC sr. notes 11s, 2014	836,000	873,620

Ameristar Casinos, Inc. 144A sr. notes
7 1/2s, 2021	765,000	788,906

Caesars Entertainment Operating Co., Inc.
company guaranty sr. notes 10s, 2018	2,322,000	2,095,605

Caesars Entertainment Operating Co., Inc.
company guaranty sr. notes 10s, 2015	230,000	232,300

Caesars Entertainment Operating Co., Inc.
sr. notes 11 1/4s, 2017	1,620,000	1,788,075

Isle of Capri Casinos, Inc. company guaranty
7s, 2014	1,355,000	1,343,144

Isle of Capri Casinos, Inc. 144A company
guaranty sr. unsec. notes 7 3/4s, 2019	635,000	641,350

Mashantucket Western Pequot Tribe 144A
bonds 8 1/2s, 2015 (In default) †	1,445,000	115,600

MTR Gaming Group, Inc. company guaranty
sr. notes 12 5/8s, 2014	1,235,000	1,276,681

Penn National Gaming, Inc. sr. unsec. sub.
notes 8 3/4s, 2019	225,000	244,688

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. notes 8 5/8s, 2017	240,000	257,700

Pinnacle Entertainment, Inc. company
guaranty sr. unsec. sub. notes 7 1/2s, 2015	1,075,000	1,093,813

Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. company guaranty 1st mtge.
notes 7 3/4s, 2020	465,000	505,106

Yonkers Racing Corp. 144A sr. notes
11 3/8s, 2016	1,575,000	1,708,875

		12,965,463
Health care (5.8%)
Aviv Healthcare Properties LP 144A sr. notes
7 3/4s, 2019	655,000	669,738

Biomet, Inc. company guaranty sr. unsec.
notes 10s, 2017	525,000	572,250

8 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Health care cont.
Capella Healthcare, Inc. 144A company
guaranty sr. notes 9 1/4s, 2017		$880,000	$928,400

CDRT Merger Sub, Inc. 144A company
guaranty sr. unsec. notes 8 1/8s, 2019		400,000	400,000

CHS/Community Health Systems, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2015		1,755,000	1,807,650

ConvaTec Healthcare E SA 144A sr. notes
7 3/8s, 2017 (Luxembourg)	EUR	320,000	459,036

ConvaTec Healthcare E SA 144A sr. unsec.
notes 10 1/2s, 2018 (Luxembourg)		$1,705,000	1,764,675

DaVita, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		215,000	218,763

DaVita, Inc. company guaranty sr. unsec.
notes 6 3/8s, 2018		645,000	653,063

Elan Finance PLC/Elan Finance Corp. company
guaranty sr. unsec. notes 8 3/4s, 2016 (Ireland)		1,195,000	1,256,244

Endo Pharmaceuticals Holdings, Inc. 144A
company guaranty sr. unsec. notes 7s, 2019		480,000	492,000

Giant Funding Corp. 144A sr. notes 8 1/4s,
2018 (Spain)		840,000	875,700

HCA Holdings, Inc. 144A sr. unsec. notes
7 3/4s, 2021		955,000	990,813

HCA, Inc. company guaranty sr. notes
9 7/8s, 2017		208,000	231,400

HCA, Inc. company guaranty sr. notes 9 5/8s,
2016 ‡‡		970,000	1,031,838

HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,020,000	1,082,475

Health Management Associates, Inc.
sr. notes 6 1/8s, 2016		1,065,000	1,104,938

IASIS Healthcare, LLC/IASIS Capital Corp.
144A sr. notes 8 3/8s, 2019		1,440,000	1,422,000

Kindred Healthcare, Inc. 144A sr. notes 8 1/4s,
2019		225,000	223,875

Multiplan, Inc. 144A company guaranty
sr. notes 9 7/8s, 2018		635,000	674,688

Select Medical Corp. company guaranty
7 5/8s, 2015		225,000	222,750

Surgical Care Affiliates, Inc. 144A sr. sub.
notes 10s, 2017		1,275,000	1,316,438

Surgical Care Affiliates, Inc. 144A sr. unsec.
notes 8 7/8s, 2015 ‡‡		174,488	179,286

Talecris Biotherapeutics Holdings Corp.
company guaranty sr. unsec. notes
7 3/4s, 2016		184,000	208,592

Tenet Healthcare Corp. company guaranty sr.
notes 10s, 2018		250,000	284,063

Tenet Healthcare Corp. sr. notes 9s, 2015		1,110,000	1,190,475

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		655,000	722,956

Tenet Healthcare Corp. sr. unsec. notes
8s, 2020		775,000	787,594

United Surgical Partners International, Inc.
company guaranty sr. unsec. sub. notes
8 7/8s, 2017		390,000	407,550

Valeant Pharmaceuticals International 144A
company guaranty sr. notes 7s, 2020		130,000	125,775

Valeant Pharmaceuticals International
144A company guaranty sr. unsec. notes
6 7/8s, 2018		320,000	313,600

Valeant Pharmaceuticals International 144A
sr. notes 6 3/4s, 2017		130,000	127,400

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Health care cont.
Vanguard Health Systems, Inc. sr. unsec.
notes zero %, 2016	$945,000	$622,519

Ventas Realty LP/Capital Corp. company
guaranty 9s, 2012 R	700,000	740,751

		24,109,295
Homebuilding (1.3%)
Beazer Homes USA, Inc. company guaranty
sr. unsec. notes 6 7/8s, 2015	530,000	470,375

Beazer Homes USA, Inc. 144A sr. notes
9 1/8s, 2019	510,000	438,600

M/I Homes, Inc. company guaranty sr. unsec.
notes 8 5/8s, 2018	1,305,000	1,283,794

Pulte Group, Inc. company guaranty sr. unsec.
notes 7 5/8s, 2017	465,000	481,275

Pulte Group, Inc. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2032	545,000	498,675

Realogy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	145,000	143,550

Realogy Corp. company guaranty sr. unsec.
unsub. notes 11 1/2s, 2017	1,170,000	1,187,550

Standard Pacific Corp. company guaranty
sr. notes 10 3/4s, 2016	630,000	713,475

Standard Pacific Corp. company guaranty
sr. unsec. unsub. notes 7s, 2015	160,000	160,400

		5,377,694
Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty
sr. sec. notes 10 7/8s, 2016	727,000	806,970

		806,970
Lodging/Tourism (1.1%)
CityCenter Holdings LLC/CityCenter
Finance Corp. 144A company guaranty
sr. notes 10 3/4s, 2017 ‡‡	1,095,000	1,188,075

FelCor Lodging Escrow, LP 144A sr. notes
6 3/4s, 2019 R	1,155,000	1,108,800

FelCor Lodging LP company guaranty
sr. notes 10s, 2014 R	947,000	1,063,008

MGM Resorts International company guaranty
sr. notes 9s, 2020	175,000	191,625

MGM Resorts International company guaranty
sr. unsec. notes 6 7/8s, 2016	295,000	276,563

MGM Resorts International company guaranty
sr. unsec. notes 6 5/8s, 2015	390,000	365,625

MGM Resorts International sr. notes
10 3/8s, 2014	155,000	175,925

SugarHouse HSP Gaming Prop. Mezz LP/
SugarHouse HSP Gaming Finance Corp.
144A notes 8 5/8s, 2016	325,000	331,500

		4,701,121
Media (0.3%)
Affinion Group Holdings, Inc. 144A company
guaranty sr. notes 11 5/8s, 2015	210,000	210,000

Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. notes 7 3/4s, 2018	650,000	682,500

WMG Acquisition Corp. company guaranty
sr. sub. notes 7 3/8s, 2014	425,000	431,375

		1,323,875
Oil and gas (8.0%)
Anadarko Finance Co. company guaranty
sr. unsec. unsub. notes Ser. B, 7 1/2s, 2031	1,550,000	1,790,354

Anadarko Petroleum Corp. sr. notes 5.95s, 2016	535,000	598,949

Anadarko Petroleum Corp. sr. unsec. notes
6.2s, 2040	365,000	369,926

Putnam VT High Yield Fund 9

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Oil and gas cont.
ATP Oil & Gas Corp. company guaranty
sr. notes 11 7/8s, 2015	$365,000	$370,475

Brigham Exploration Co. company guaranty
sr. unsec. notes 8 3/4s, 2018	630,000	686,700

Brigham Exploration Co. 144A company
guaranty sr. unsec. notes 6 7/8s, 2019	200,000	199,000

Carrizo Oil & Gas, Inc. company guaranty
sr. unsec notes 8 5/8s, 2018	1,220,000	1,256,600

Chaparral Energy, Inc. company guaranty
sr. unsec. notes 9 7/8s, 2020	605,000	653,400

Chaparral Energy, Inc. company guaranty
sr. unsec. notes 8 7/8s, 2017	1,060,000	1,097,100

Chaparral Energy, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2021	315,000	317,363

Chesapeake Midstream Partners LP/CHKM
Finance Corp. 144A company guaranty
sr. unsec. notes 5 7/8s, 2021	320,000	316,000

Compton Petroleum Finance Corp. company
guaranty sr. unsec. notes 10s, 2017 (Canada)	517,988	375,541

Comstock Resources, Inc. company guaranty
sr. unsub. notes 8 3/8s, 2017	640,000	665,600

Concho Resources, Inc. company guaranty
sr. unsec. notes 6 1/2s, 2022	855,000	857,138

Crosstex Energy LP/Crosstex Energy
Finance Corp. company guaranty sr. unsec.
notes 8 7/8s, 2018	1,625,000	1,730,625

Denbury Resources, Inc. company guaranty
sr. sub. notes 9 3/4s, 2016	155,000	173,213

Denbury Resources, Inc. company guaranty
sr. unsec. sub. notes 8 1/4s, 2020	682,000	743,380

Denbury Resources, Inc. company guaranty
sr. unsec. sub. notes 6 3/8s, 2021	450,000	454,500

EXCO Resources, Inc. company guaranty
sr. unsec. notes 7 1/2s, 2018	1,755,000	1,706,738

Ferrellgas LP/Ferrellgas Finance Corp. 144A
sr. unsec. notes 6 1/2s, 2021	445,000	420,525

Forbes Energy Services Ltd. 144A company
guaranty sr. unsec. notes 9s, 2019	570,000	561,450

Goodrich Petroleum Corp. 144A sr. notes
8 7/8s, 2019	1,315,000	1,315,000

Inergy LP/Inergy Finance Corp. 144A
sr. notes 6 7/8s, 2021	990,000	990,000

Laredo Petroleum, Inc. 144A sr. notes
9 1/2s, 2019	715,000	754,325

MEG Energy Corp. 144A company guaranty
sr. unsec. notes 6 1/2s, 2021 (Canada)	630,000	633,150

Milagro Oil & Gas 144A notes 10 1/2s, 2016	865,000	813,100

Newfield Exploration Co. sr. unsec. sub. notes
7 1/8s, 2018	265,000	281,563

Newfield Exploration Co. sr. unsec. sub. notes
6 5/8s, 2014	1,120,000	1,136,800

OPTI Canada, Inc. company guaranty sr. sec.
notes 8 1/4s, 2014 (Canada) (In default) †	765,000	317,475

OPTI Canada, Inc. company guaranty sr. sec.
notes 7 7/8s, 2014 (Canada) (In default) †	1,750,000	717,500

OPTI Canada, Inc. 144A company guaranty
sr. notes 9 3/4s, 2013 (Canada)	225,000	222,750

OPTI Canada, Inc. 144A sr. notes 9s, 2012
(Canada)	35,000	35,175

Petrohawk Energy Corp. company guaranty
sr. unsec. notes 10 1/2s, 2014	140,000	157,500

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Oil and gas cont.
Petroleum Development Corp. company
guaranty sr. unsec. notes 12s, 2018	$1,030,000	$1,143,300

Plains Exploration & Production Co. company
guaranty 7 3/4s, 2015	245,000	253,881

Plains Exploration & Production Co. company
guaranty 7s, 2017	1,600,000	1,648,000

Quicksilver Resources, Inc. company guaranty
7 1/8s, 2016	290,000	285,650

Quicksilver Resources, Inc. company guaranty
sr. unsec. notes 8 1/4s, 2015	355,000	374,081

Quicksilver Resources, Inc. sr. notes 11 3/4s,
2016	515,000	589,675

Range Resources Corp. company guaranty
sr. sub. notes 6 3/4s, 2020	340,000	351,900

Rosetta Resources, Inc. company guaranty
sr. unsec. notes 9 1/2s, 2018	980,000	1,085,350

Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,360,000	1,394,000

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. notes 7 1/2s, 2021	190,000	192,375

SandRidge Energy, Inc. 144A company
guaranty sr. unsec. unsub. notes 8s, 2018	274,000	279,480

SandRidge Energy, Inc. 144A sr. unsec.
notes 9 7/8s, 2016	485,000	532,288

SM Energy Co. 144A sr. unsec. notes
6 5/8s, 2019	390,000	390,975

Unit Corp. company guaranty sr. sub. notes
6 5/8s, 2021	230,000	228,778

Whiting Petroleum Corp. company guaranty
7s, 2014	685,000	736,375

Williams Cos., Inc. (The) notes 7 3/4s, 2031	704,000	821,705

Williams Cos., Inc. (The) sr. unsec. notes
7 7/8s, 2021	337,000	417,696

		33,444,424
Publishing (0.7%)
American Media, Inc. 144A notes 13 1/2s,
2018	116,844	125,899

Cengage Learning Acquisitions, Inc. 144A
sr. notes 10 1/2s, 2015	1,295,000	1,171,975

Cenveo Corp. company guaranty sr. notes
8 7/8s, 2018	705,000	683,850

Cenveo Corp. 144A company guaranty
sr. unsec. notes 10 1/2s, 2016	220,000	216,150

McClatchy Co. (The) company guaranty
sr. notes 11 1/2s, 2017	605,000	642,813

Vertis, Inc. company guaranty sr. notes 13 1/2s,
2014 (In default) † ‡‡ F	837,116	41,856

		2,882,543
Regional Bells (0.9%)
Cincinnati Bell, Inc. company guaranty
sr. unsec. notes 7s, 2015	375,000	379,688

Cincinnati Bell, Inc. company guaranty
sr. unsec. sub. notes 8 3/4s, 2018	880,000	833,800

Frontier Communications Corp. sr. unsec.
notes 8 1/2s, 2020	795,000	866,550

Frontier Communications Corp. sr. unsec.
notes 8 1/4s, 2017	550,000	598,125

Frontier Communications Corp. sr. unsec.
notes 8 1/8s, 2018	270,000	292,950

Qwest Communications International, Inc.
company guaranty 7 1/2s, 2014	180,000	182,700

Qwest Corp. sr. unsec. unsub. notes
7 1/4s, 2025	555,000	574,425

		3,728,238

10 Putnam VT High Yield Fund

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Retail (2.8%)
Autonation, Inc. company guaranty sr. unsec.
notes 6 3/4s, 2018	$265,000	$276,263

Bon-Ton Department Stores, Inc. (The)
company guaranty 10 1/4s, 2014	1,335,000	1,335,000

Burlington Coat Factory Warehouse Corp. 144A
company guaranty sr. unsec. notes 10s, 2019	640,000	633,600

Gymboree Corp. 144A sr. unsec. notes
9 1/8s, 2018	380,000	357,200

Limited Brands, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2021	700,000	714,000

Michaels Stores, Inc. company guaranty
11 3/8s, 2016	1,195,000	1,272,675

Needle Merger Sub Corp. 144A sr. unsec.
notes 8 1/8s, 2019	640,000	644,800

Neiman-Marcus Group, Inc. company
guaranty sr. unsec. sub. notes 10 3/8s, 2015	470,000	493,500

Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 7 3/4s, 2016	1,335,000	1,361,700

PETCO Animal Supplies, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	445,000	471,700

QVC Inc. 144A sr. notes 7 1/2s, 2019	1,005,000	1,065,300

QVC Inc. 144A sr. notes 7 3/8s, 2020	470,000	494,675

Sears Holdings Corp. 144A sr. notes
6 5/8s, 2018	615,000	570,413

Toys R Us-Delaware, Inc. 144A company
guaranty sr. notes 7 3/8s, 2016	195,000	196,950

Toys R Us Property Co., LLC company
guaranty sr. notes 8 1/2s, 2017	805,000	841,225

Toys R Us Property Co., LLC company
guaranty sr. unsec. notes 10 3/4s, 2017	875,000	973,438

		11,702,439
Technology (4.7%)
Advanced Micro Devices, Inc. sr. unsec. notes
8 1/8s, 2017	400,000	418,000

Advanced Micro Devices, Inc. sr. unsec. notes
7 3/4s, 2020	265,000	272,950

Alcatel-Lucent USA, Inc. unsec. debs.
6.45s, 2029	145,000	130,500

Avaya, Inc. company guaranty sr. unsec. notes
10 1/8s, 2015 ‡‡	280,000	287,700

Avaya, Inc. company guaranty sr. unsec. notes
9 3/4s, 2015	1,090,000	1,111,800

Avaya, Inc. 144A company guaranty sr. notes
7s, 2019	875,000	846,563

Buccaneer Merger Sub, Inc. 144A sr. notes
9 1/8s, 2019	970,000	1,008,800

Ceridian Corp. company guaranty sr. unsec.
notes 12 1/4s, 2015 ‡‡	1,015,300	1,030,530

Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,020,000	1,020,000

CommScope, Inc. 144A sr. notes 8 1/4s, 2019	650,000	669,500

Eagle Parent Inc. 144A sr. notes 8 5/8s, 2019
(Canada)	455,000	438,506

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 7/8s, 2020	235,000	249,394

Fidelity National Information Services, Inc.
company guaranty sr. unsec. notes 7 5/8s, 2017	465,000	493,481

First Data Corp. company guaranty sr. unsec.
notes 10.55s, 2015 ‡‡	1,094,277	1,135,312

First Data Corp. company guaranty sr. unsec.
sub. notes 11 1/4s, 2016	1,585,000	1,561,225

First Data Corp. 144A company guaranty
sr. notes 7 3/8s, 2019	395,000	397,963

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Technology cont.
First Data Corp. 144A sr. bonds 12 5/8s, 2021	$1,540,000	$1,647,800

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 10 1/8s, 2018	380,000	422,750

Freescale Semiconductor, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018	800,000	862,000

Freescale Semiconductor, Inc. 144A company
guaranty sr. unsec. notes 10 3/4s, 2020	1,317,000	1,488,210

Jazz Technologies, Inc. company
guaranty sr. unsec. notes 8s, 2015 F	648,000	638,280

NXP BV/NXP Funding, LLC 144A company
guaranty sr. notes 9 3/4s, 2018 (Netherlands)	1,330,000	1,489,600

Seagate HDD Cayman 144A company
guaranty sr. unsec. notes 7 3/4s, 2018
(Cayman Islands)	525,000	551,250

SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	305,000	315,675

SunGard Data Systems, Inc. 144A sr. unsec.
notes 7 5/8s, 2020	635,000	641,350

Unisys Corp. sr. unsec. unsub. notes 12 1/2s,
2016	280,000	306,600

		19,435,739
Telecommunications (6.6%)
Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty
sr. notes 12s, 2015	1,115,000	1,194,444

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A company guaranty
sr. notes 12s, 2015	1,010,000	1,078,175

Crown Castle International Corp. sr. unsec.
notes 7 1/8s, 2019	310,000	326,275

Digicel Group, Ltd. 144A sr. notes 10 1/2s,
2018 (Jamaica)	300,000	336,000

Digicel Group, Ltd. 144A sr. unsec. notes 8 1/4s,
2017 (Jamaica)	515,000	534,313

EH Holding Corp. 144A sr. notes 6 1/2s, 2019	570,000	579,975

EH Holding Corp. 144A sr. unsec. notes
7 5/8s, 2021	1,030,000	1,050,600

Intelsat Jackson Holdings SA 144A company
guaranty sr. notes 7 1/2s, 2021 (Bermuda)	555,000	551,531

Intelsat Luxembourg SA company guaranty
sr. unsec. notes 11 1/2s, 2017 (Luxembourg) ‡‡	3,229,218	3,471,409

Intelsat Luxembourg SA company guaranty
sr. unsec. notes 11 1/4s, 2017 (Luxembourg)	1,560,000	1,675,050

Intelsat Luxembourg SA 144A company
guaranty sr. unsec. notes 11 1/2s, 2017
(Luxembourg) ‡‡	625,000	671,875

Level 3 Financing, Inc. company guaranty
sr. unsec. unsub. notes 9 1/4s, 2014	975,000	1,003,031

MetroPCS Wireless, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018	1,635,000	1,729,013

MetroPCS Wireless, Inc. company guaranty
sr. unsec. notes 6 5/8s, 2020	350,000	346,500

Nextel Communications, Inc. company
guaranty sr. unsec. notes Ser. D, 7 3/8s, 2015	410,000	410,000

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 10s, 2016	480,000	556,800

NII Capital Corp. company guaranty sr. unsec.
unsub. notes 7 5/8s, 2021	285,000	297,113

PAETEC Holding Corp. company guaranty
sr. notes 8 7/8s, 2017	505,000	530,250

PAETEC Holding Corp. 144A sr. unsec. notes
9 7/8s, 2018	925,000	958,531

Putnam VT High Yield Fund 11

CORPORATE BONDS AND NOTES (84.2%)* cont.		Principal amount	Value

Telecommunications cont.
SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8 1/4s, 2019		$155,000	$165,850

SBA Telecommunications, Inc. company
guaranty sr. unsec. notes 8s, 2016		785,000	835,044

Sprint Capital Corp. company guaranty 6 7/8s,
2028		2,535,000	2,401,913

Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,425,000	1,565,719

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		440,000	439,450

Wind Acquisition Finance SA 144A company
guaranty sr. notes 7 1/4s, 2018 (Netherlands)		1,215,000	1,263,600

Wind Acquisition Finance SA 144A sr. notes
11 3/4s, 2017 (Netherlands)		750,000	849,375

Wind Acquisition Finance SA 144A sr. notes
11 3/4s, 2017 (Netherlands)	EUR	85,000	138,214

Wind Acquisition Holdings Finance SA 144A
company guaranty sr. notes 12 1/4s, 2017
(Italy) ‡‡		$231,477	266,777

Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2018		260,000	275,600

Windstream Corp. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2013		305,000	330,925

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 7/8s, 2017		890,000	944,513

Windstream Corp. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2021		625,000	653,125

			27,430,990
Telephone (0.6%)
Cricket Communications, Inc. company
guaranty sr. unsec. notes 7 3/4s, 2020		1,925,000	1,886,500

Cricket Communications, Inc. company
guaranty sr. unsub. notes 7 3/4s, 2016		600,000	636,000

			2,522,500
Textiles (0.3%)
Hanesbrands, Inc. company guaranty sr.
unsec. notes 6 3/8s, 2020		575,000	557,750

Hanesbrands, Inc. sr. unsec. notes 8s, 2016		650,000	693,875

Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	83,000

			1,334,625
Tire and rubber (—%)
Goodyear Tire & Rubber Co. (The) sr. unsec.
notes 10 1/2s, 2016		122,000	137,250

			137,250
Transportation (0.8%)
AMGH Merger Sub, Inc. 144A company
guaranty sr. notes 9 1/4s, 2018		1,095,000	1,152,488

Swift Services Holdings, Inc. company
guaranty sr. notes 10s, 2018		1,080,000	1,143,450

Western Express, Inc. 144A sr. notes
12 1/2s, 2015		930,000	878,850

			3,174,788
Utilities and power (4.3%)
AES Corp. (The) sr. unsec. notes 8s, 2020		380,000	404,700

AES Corp. (The) sr. unsec. unsub. notes
8s, 2017		730,000	773,800

AES Corp. (The) 144A sr. note 7 3/8s, 2021		510,000	517,650

Aguila 3 SA 144A company guaranty sr. notes
7 7/8s, 2018 (Luxembourg)		360,000	362,250

Calpine Corp. 144A company guaranty sr.
notes 7 7/8s, 2020		705,000	724,388

Calpine Corp. 144A sr. notes 7 1/4s, 2017		1,345,000	1,365,175

Colorado Interstate Gas Co. debs. 6.85s,
2037 (Canada)		1,055,000	1,154,589

CORPORATE BONDS AND NOTES (84.2%)* cont.	Principal amount	Value

Utilities and power cont.
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s,
2019	$2,065,000	$1,502,288

Edison Mission Energy sr. unsec. notes 7 3/4s,
2016	525,000	472,500

Edison Mission Energy sr. unsec. notes 7 1/2s,
2013	120,000	120,750

Edison Mission Energy sr. unsec. notes 7.2s,
2019	550,000	437,250

Edison Mission Energy sr. unsec. notes 7s, 2017	30,000	24,300

El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	465,512

Energy Future Holdings Corp. company
guaranty sr. notes 10s, 2020	300,000	318,438

Energy Future/Energy Future Intermediate
Holdings Finance Co., LLC sr. notes 10s, 2020	460,000	490,572

Energy Transfer Equity LP company guaranty
sr. unsec. notes 7 1/2s, 2020	1,080,000	1,144,800

GenOn Americas Generation, Inc. sr. unsec.
notes 9 1/8s, 2031	215,000	216,075

GenOn Energy, Inc. sr. unsec. notes 9 7/8s,
2020	1,285,000	1,342,825

GenOn Energy, Inc. sr. unsec. notes 9 1/2s,
2018	195,000	202,800

Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s,
2016	170,000	188,449

NRG Energy, Inc. 144A company guaranty
sr. unsec. notes 7 7/8s, 2021	2,290,000	2,284,275

NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	480,000	503,943

PNM Resources, Inc. unsec. unsub. notes
9 1/4s, 2015	340,000	379,100

Tennessee Gas Pipeline Co. sr. unsec. unsub.
debs. 7s, 2028	140,000	161,181

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC company guaranty sr. unsec.
notes 10 1/2s, 2016 ‡‡	1,384,643	900,018

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty
sr. notes 15s, 2021	910,000	746,200

Texas Competitive/Texas Competitive Electric
Holdings Co., LLC 144A company guaranty
sr. notes 11 1/2s, 2020	625,000	614,012

		17,817,840

Total corporate bonds and notes (cost $339,244,758)		$351,211,776

SENIOR LOANS (5.7%)* [c]	Principal amount	Value

Basic materials (0.4%)
American Rock Salt Co., LLC / American Rock
Capital Corp. bank term loan FRN 5 1/2s, 2017	$235,000	$234,413

Exopack, LLC bank term loan FRN Ser. B,
6 1/2s, 2017	340,000	339,150

INEOS Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	533,559	551,067

INEOS Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	536,086	553,676

		1,678,306
Broadcasting (0.5%)
Clear Channel Communications, Inc. bank term
loan FRN Ser. B, 3.841s, 2016	1,507,649	1,270,194

Univision Communications, Inc. bank term loan
FRN 4.441s, 2017	907,542	866,703

		2,136,897

12 Putnam VT High Yield Fund

SENIOR LOANS (5.7%)* [c] cont.	Principal amount	Value

Building materials (0.1%)
Nortek, Inc. bank term loan FRN Ser. B,
5.253s, 2017	$220,000	$220,000

		220,000
Capital goods (0.1%)
SRAM Corp. bank term loan FRN Ser. 2nd, 8 1/2s,
2018	225,000	225,000

		225,000
Commercial and consumer services (0.1%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	223,875	226,394

Compucom Systems, Inc. bank term loan FRN
3.7s, 2014	379,991	368,591

		594,985
Consumer cyclicals (1.6%)
Caesars Entertainment Corp. bank term loan FRN
Ser. B, 9 1/4s, 2017	275,000	276,513

CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	1,162,801	1,175,519

Ceasars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B, 9 1/2s, 2016	280,725	292,464

Dex Media West, LLC bank term loan FRN Ser. A,
7s, 2014	143,024	118,710

Emergency Medical Services Corp. bank term loan
FRN Ser. B, 5.252s, 2018	698,250	695,382

GateHouse Media, Inc. bank term loan FRN Ser. B,
2.19s, 2014	378,401	132,992

GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.2s, 2014	141,194	49,624

Golden Nugget, Inc. bank term loan FRN 2.2s,
2014 ‡‡	231,244	201,953

Golden Nugget, Inc. bank term loan FRN Ser. B,
2.2s, 2014 ‡‡	406,231	354,775

Goodman Global, Inc. bank term loan FRN 9s, 2017	290,000	297,371

Goodman Global, Inc. bank term loan FRN Ser. 1st,
5 3/4s, 2016	654,192	655,282

KAR Auction Services, Inc. bank term loan FRN
Ser. B, 5s, 2017	270,000	270,506

Neiman Marcus Group, Inc. (The) bank term loan
FRN 4 3/4s, 2018	615,000	606,614

Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	953,019	956,991

Tribune Co. bank term loan FRN Ser. B, 5 1/4s,
2014 (In default) †	676,625	457,568

		6,542,264
Consumer staples (0.6%)
Claire’s Stores, Inc. bank term loan FRN 3.051s, 2014	882,066	802,312

Del Monte Corp. bank term loan FRN Ser. B,
4 1/2s, 2018	530,000	528,261

Huish Detergents, Inc. bank term loan FRN
4.45s, 2014	245,000	204,983

Revlon Consumer Products bank term loan FRN
Ser. B, 4 3/4s, 2017	940,000	940,000

Rite-Aid Corp. bank term loan FRN Ser. B, 1.943s,
2014	80,341	76,642

		2,552,198
Energy (0.1%)
Frac Tech International, LLC bank term loan FRN
Ser. B, 6 1/4s, 2016	585,298	583,926

		583,926
Financials (0.6%)
AGFS Funding Co. bank term loan FRN Ser. B,
5 1/2s, 2017	660,000	646,112

CNO Financial Group, Inc. bank term loan FRN
6 1/4s, 2016	304,665	305,427

SENIOR LOANS (5.7%)* [c] cont.	Principal amount	Value

Financials cont.
HUB International Holdings, Inc. bank term loan
FRN 6 3/4s, 2014	$451,950	$451,159

iStar Financial, Inc. bank term loan FRN Ser. A2,
7s, 2014	700,000	695,125

Nuveen Investments, Inc. bank term loan FRN
Ser. B, 5.791s, 2017	412,749	412,576

		2,510,399
Gaming and lottery (0.1%)
Caesars Entertainment Operating Co., Inc. bank
term loan FRN Ser. B2, 3.246s, 2015	405,000	363,150

		363,150
Health care (0.4%)
Ardent Health Services bank term loan FRN Ser. B,
6 1/2s, 2015	878,875	879,150

Grifols SA bank term loan FRN Ser. B, 6s, 2016
(Spain)	450,000	451,594

IASIS Healthcare, LLC bank term loan FRN Ser. B,
5s, 2018	563,588	562,742

		1,893,486
Homebuilding (0.3%)
Realogy Corp. bank term loan FRN Ser. A, 13 1/2s,
2017	1,210,000	1,276,550

		1,276,550
Publishing (0.1%)
Cengage Learning Acquisitions, Inc. bank term
loan FRN Ser. B, 2.44s, 2014	469,744	421,344

		421,344
Retail (0.1%)
Burlington Coat Factory Warehouse Corp. bank term
loan FRN Ser. B, 6 1/4s, 2017	234,413	233,563

		233,563
Telecommunications (—%)
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	75,000	79,344

		79,344
Utilities and power (0.6%)
Texas Competitive Electric Holdings Co., LLC bank
term loan FRN 4.73s, 2017	3,334,778	2,596,958

		2,596,958

Total senior loans (cost $24,703,611)		$23,908,370

COMMON STOCKS (3.1%)*	Shares	Value

Alliance HealthCare Services, Inc. †	54,351	$206,534

Alpha Natural Resources, Inc. †	9,175	416,912

Avis Budget Group, Inc. †	23,540	402,299

Bohai Bay Litigation, LLC (Escrow) F	2,670	8,329

Cincinnati Bell, Inc. †	225,755	749,507

CIT Group, Inc. †	6,665	294,993

CONSOL Energy, Inc.	10,840	525,523

Deepocean Group (Shell) (Norway)	25,740	386,100

FelCor Lodging Trust, Inc. † R	59,595	317,641

Fortescue Metals Group, Ltd. (Australia)	64,240	440,837

Freeport-McMoRan Copper & Gold, Inc. Class B	15,354	812,227

General Motors Co. †	25,725	781,011

Interpublic Group of Companies, Inc. (The)	41,465	518,313

Jarden Corp.	13,085	451,563

Kinder Morgan, Inc./Kansas	33,887	973,574

L-3 Communications Holdings, Inc.	6,490	567,551

LyondellBasell Industries NV Class A (Netherlands)	12,133	467,363

NII Holdings, Inc. †	17,390	736,988

Petrohawk Energy Corp. †	29,380	724,805

Quicksilver Resources, Inc. †	31,575	466,047

Sealy Corp. †	201,201	509,039

Putnam VT High Yield Fund 13

COMMON STOCKS (3.1%)* cont.	Shares	Value

Spectrum Brands Holdings, Inc. †	17,194	$550,208

Stallion Oilfield Holdings, Ltd.	5,032	186,184

Terex Corp. †	15,379	437,533

Trump Entertainment Resorts, Inc. F	913	4,565

TRW Automotive Holdings Corp. †	9,485	559,900

Vantage Drilling Co. †	173,492	315,755

Verso Paper Corp. †	27,122	72,687

Total common stocks (cost $11,206,174)		$12,883,988

CONVERTIBLE PREFERRED STOCKS (2.1%)*	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	12,347	$814,130

Crown Castle International Corp. $3.125 cum. cv. pfd.	11,043	653,028

Entertainment Properties Trust Ser. C, $1.438
cum. cv. pfd.	34,307	682,922

General Motors Co. Ser. B, $2.375 cv. pfd.	17,091	832,118

Hartford Financial Services Group, Inc. (The)
$1.182 cv. pfd.	24,660	632,682

Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.	18,312	943,068

Lehman Brothers Holdings, Inc. Ser. P,
7.25% cv. pfd. (In default) †	1,120	1,064

Lucent Technologies Capital Trust I 7.75% cv. pfd.	639	627,019

MetLife, Inc. $3.75 cv. pfd.	10,405	857,684

Nielsen Holdings NV $3.125 cv. pfd.	12,680	780,613

PPL Corp. $4.75 cv. pfd.	12,650	705,238

Unisys Corp. Ser. A, 6.25% cv. pfd.	8,213	635,481

XL Group PLC $2.688 cv. pfd.	22,965	683,438

Total convertible preferred stocks (cost $9,516,213)		$8,848,485

CONVERTIBLE BONDS AND NOTES (1.1%)*	Principal amount	Value

Alliant Techsystems, Inc. cv. company guaranty
sr. sub. notes 3s, 2024	$575,000	$638,969

Clearwire Communications, LLC/Clearwire
Finance, Inc. 144A cv. company
guaranty sr. unsec. notes 8 1/4s, 2040	629,000	558,992

Digital Realty Trust LP 144A cv. sr. unsec.
notes 5 1/2s, 2029 R	255,000	386,484

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	402,000	688,928

Meritor, Inc. cv. company guaranty sr. unsec. notes
4s, 2027	545,000	520,475

Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	420,000	500,850

Trinity Industries, Inc. cv. unsec. sub. notes
3 7/8s, 2036	680,000	709,750

XM Satellite Radio, Inc. 144A cv. company guaranty
sr. unsec. sub. notes 7s, 2014	377,000	560,788

Total convertible bonds and notes (cost $3,854,252)		$4,565,236

PREFERRED STOCKS (0.5%)*	Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.	774	$727,415

GMAC Capital Trust I Ser. 2, $2.031 cum. pfd. †	47,700	1,221,120

Total preferred stocks (cost $1,471,856)		$1,948,535

WARRANTS (0.1%)* †	Expiration date	Strike price		Warrants	Value

Charter Communications, Inc.
Class A	11/30/14	$46.86		37	$518

General Motors Co.	7/10/19	18.33		5,604	89,272

General Motors Co.	7/10/16	10.00		5,604	119,926

Smurfit Kappa Group
PLC 144A (Ireland) F	10/1/13	EUR	0.001	432	26,736

Tower Semiconductor, Ltd.
144A (Israel) F	6/30/15	$0.01		192,571	46,217

Total warrants (cost $263,659)					$282,669

SHORT-TERM INVESTMENTS (1.1%)*				Shares	Value

Putnam Money Market Liquidity Fund 0.04% [e]				4,678,351	$4,678,351

Total short-term investments (cost $4,678,351)					$4,678,351

Total investments (cost $394,938,874)					$408,327,410

Key to holding’s currency abbreviations

EUR	Euro

Key to holding’s abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2011 through June 30, 2011 (the reporting period).

* Percentages indicated are based on net assets of $417,150,013.

† Non-income-producing security.

‡‡Income may be received in cash or additional securities at the discretion of the issuer.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

e See Note 6 to the financial statements regarding investments in Putnam Money Market Liquidity Fund. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities’ valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $33,308 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

14 Putnam VT High Yield Fund

FORWARD CURRENCY CONTRACTS at 6/30/11 (aggregate face value $10,169,090) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.

	Canadian Dollar	Sell	8/17/11	$269,538	$263,278	$(6,260)

	Euro	Sell	8/17/11	1,029,889	1,009,134	(20,755)

Barclays Bank PLC

	Euro	Sell	8/17/11	486,377	477,076	(9,301)

Citibank, N.A.

	Euro	Buy	8/17/11	369,060	362,047	7,013

Credit Suisse AG

	Euro	Sell	8/17/11	628,345	616,538	(11,807)

Deutsche Bank AG

	Euro	Sell	8/17/11	1,611,394	1,580,960	(30,434)

Goldman Sachs International

	Euro	Sell	8/17/11	848,476	832,550	(15,926)

HSBC Bank USA, National Association

	Euro	Sell	8/17/11	223,756	219,601	(4,155)

JPMorgan Chase Bank, N.A.

	Euro	Buy	8/17/11	64,096	62,893	1,203

Royal Bank of Scotland PLC (The)

	Euro	Buy	8/17/11	1,051,786	1,032,385	19,401

State Street Bank and Trust Co.

	Euro	Sell	8/17/11	1,372,702	1,346,652	(26,050)

UBS AG

	Euro	Sell	8/17/11	1,094,420	1,074,270	(20,150)

Westpac Banking Corp.

	Australian Dollar	Sell	8/17/11	464,767	452,819	(11,948)

	Canadian Dollar	Buy	8/17/11	290,582	283,796	6,786

	Euro	Sell	8/17/11	565,699	555,091	(10,608)

Total						$(132,991)

Putnam VT High Yield Fund 15

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,352,277	$440,837	$—

Capital goods	437,533	—	—

Communication services	1,486,495	—	—

Consumer cyclicals	3,137,467	—	4,565

Consumer staples	952,507	—	—

Energy	2,449,042	572,284	8,329

Financials	294,993	—	—

Health care	206,534	—	—

Technology	567,551	—	—

Utilities and power	973,574	—	—

Total common stocks	11,857,973	1,013,121	12,894

Convertible bonds and notes	—	4,565,236	—

Convertible preferred stocks	—	8,848,485	—

Corporate bonds and notes	—	350,526,119	685,657

Preferred stocks	—	1,948,535	—

Senior loans	—	23,908,370	—

Warrants	209,198	518	72,953

Short-term investments	4,678,351	—	—

Totals by level	$16,745,522	$390,810,384	$771,504

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(132,991)	$—

Totals by level	$—	$(132,991)	$—

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

16 Putnam VT High Yield Fund

Statement of assets and liabilities
6/30/11 (Unaudited)

Assets

Investment in securities, at value, (Note 1):

Unaffiliated issuers (identified cost $390,260,523)	$403,649,059

Affiliated issuers (identified cost $4,678,351) (Notes 1 and 6)	4,678,351

Cash	1,103,119

Dividends, interest and other receivables	7,450,853

Receivable for shares of the fund sold	186,535

Receivable for investments sold	2,765,801

Unrealized appreciation on forward currency contracts (Note 1)	34,403

Total assets	419,868,121

Liabilities

Payable for investments purchased	1,088,383

Payable for shares of the fund repurchased	955,367

Payable for compensation of Manager (Note 2)	200,201

Payable for investor servicing fees (Note 2)	35,924

Payable for custodian fees (Note 2)	15,440

Payable for Trustee compensation and expenses (Note 2)	139,951

Payable for administrative services (Note 2)	2,302

Payable for distribution fees (Note 2)	22,484

Unrealized depreciation on forward currency contracts (Note 1)	167,394

Other accrued expenses	90,662

Total liabilities	2,718,108

Net assets	$417,150,013

Represented by

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$480,365,168

Undistributed net investment income (Note 1)	15,396,471

Accumulated net realized loss on investments and foreign currency
transactions (Note 1)	(91,858,754)

Net unrealized appreciation of investments and assets and liabilities in
foreign currencies	13,247,128

Total — Representing net assets applicable
to capital shares outstanding	$417,150,013

Computation of net asset value Class IA

Net assets	$313,437,054

Number of shares outstanding	46,325,406

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$6.77

Computation of net asset value Class IB

Net assets	$103,712,959

Number of shares outstanding	15,429,712

Net asset value, offering price and redemption price per share
(net assets divided by number of shares outstanding)	$6.72

Statement of operations
Six months ended 6/30/11 (Unaudited)

Investment income

Interest (including interest income of $3,475
from investments in affiliated issuers) (Note 6)	$18,029,066

Dividends (net of foreign tax of $292)	318,859

Total investment income	18,347,925

Expenses

Compensation of Manager (Note 2)	1,264,791

Investor servicing fees (Note 2)	223,920

Custodian fees (Note 2)	13,980

Trustee compensation and expenses (Note 2)	15,783

Administrative services (Note 2)	6,849

Distribution fees — Class IB (Note 2)	154,608

Other	114,499

Total expenses	1,794,430

Expense reduction (Note 2)	(2,235)

Net expenses	1,792,195

Net investment income	16,555,730

Net realized gain on investments (Notes 1 and 3)	10,042,521

Net realized loss on foreign currency transactions (Note 1)	(582,741)

Net unrealized appreciation of assets and liabilities
in foreign currencies during the period	20,646

Net unrealized depreciation of investments during the period	(7,119,383)

Net gain on investments	2,361,043

Net increase in net assets resulting from operations	$18,916,773

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 17

Statement of changes in net assets

	Six months ended	Year ended
	6/30/11*	12/31/10

Increase (decrease) in net assets

Operations:

Net investment income	$16,555,730	$32,924,939

Net realized gain on investments
and foreign currency transactions	9,459,780	14,404,344

Net unrealized appreciation (depreciation)
of investments and assets and liabilities in
foreign currencies	(7,098,737)	8,708,101

Net increase in net assets resulting
from operations	18,916,773	56,037,384

Distributions to shareholders (Note 1):

From ordinary income

Net investment income

Class IA	(24,690,838)	(23,257,119)

Class IB	(9,095,385)	(8,442,002)

Decrease from capital share transactions
(Note 4)	(6,657,379)	(13,091,464)

Total increase (decrease) in net assets	(21,526,829)	11,246,799

Net assets:

Beginning of period	438,676,842	427,430,043

End of period (including undistributed net
investment income of $15,396,471 and
$32,626,964, respectively)	$417,150,013	$438,676,842

* Unaudited.

The accompanying notes are an integral part of these financial statements.

18 Putnam VT High Yield Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:

Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)

Class IA

6/30/11†	$7.03	.26	.04	.30	(.56)	(.56)	$6.77	4.31*	$313,437	.37*	3.73*	35*

12/31/10	6.64	.53	.38	.91	(.52)	(.52)	7.03	14.54	315,694.75		7.91	73

12/31/09	5.00	.47	1.81	2.28	(.64)	(.64)	6.64	50.92	310,578	.73[e]	8.29[e]	63

12/31/08	7.45	.54	(2.33)	(1.79)	(.66)	(.66)	5.00	(26.21)	222,063	.72[e]	8.37[e]	24

12/31/07	7.83	.58	(.33)	.25	(.63)	(.63)	7.45	3.17	360,197	.73[e]	7.67[e]	43

12/31/06	7.68	.56	.20	.76	(.61)	(.61)	7.83	10.60	431,054	.74[e]	7.46[e]	52

Class IB

6/30/11†	$6.97	.25	.04	.29	(.54)	(.54)	$6.72	4.24*	$103,713	.49*	3.62*	35*

12/31/10	6.60	.51	.37	.88	(.51)	(.51)	6.97	14.04	122,982	1.00	7.67	73

12/31/09	4.96	.46	1.80	2.26	(.62)	(.62)	6.60	50.79	116,853	.98[e]	8.05[e]	63

12/31/08	7.39	.52	(2.31)	(1.79)	(.64)	(.64)	4.96	(26.37)	85,287	.97[e]	8.11[e]	24

12/31/07	7.78	.56	(.34)	.22	(.61)	(.61)	7.39	2.79	152,715	.98[e]	7.42[e]	43

12/31/06	7.62	.54	.21	.75	(.59)	(.59)	7.78	10.52	167,982	.99[e]	7.20[e]	52

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and brokerage/service arrangements (Note 2).

e Reflects an involuntary contractual expense limitation in effect during the period. For periods prior to December 31, 2009, certain fund expenses were waived in connection with the fund’s investment in Putnam Prime Money Market Fund. As a result of such limitation and/or waivers, the expenses of each class reflect a reduction of the following amounts:

Percentage of
average net assets

12/31/09	0.10%

12/31/08	0.10

12/31/07	0.06

12/31/06	0.07

The accompanying notes are an integral part of these financial statements.

Putnam VT High Yield Fund 19

Notes to financial statements 6/30/11 (Unaudited)

Note 1 — Significant accounting policies

Putnam VT High Yield Fund (the fund), is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks high current income, with a secondary objective of capital growth when consistent with achieving high income, by investing mainly in bonds that are obligations of U.S. companies, are below-investment-grade in quality (sometimes referred to as “junk bonds”), and have intermediate- to long-term maturities (three years or longer). The fund may invest in higher yielding, lower rated bonds that may have a higher rate of default.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Unless otherwise noted, the “reporting period” represents the period from January 1, 2011 through June 30, 2011.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

B) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

C) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments. The fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

20 Putnam VT High Yield Fund

D) Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

E) Master agreements The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $160,607 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

F) Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the Securities and Exchange Commission (the SEC). This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

G) Line of credit The fund participates, along with other Putnam funds, in a $285 million unsecured committed line of credit and a $165 million unsecured uncommitted line of credit, both provided by State Street Bank and Trust Company (State Street). Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.03% of the committed line of credit and $100,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.15% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2010, the fund had a capital loss carryover of $101,095,742 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover	Expiration

$16,826,743	12/31/11

11,865,538	12/31/12

6,791,658	12/31/13

728,766	12/31/14

28,491,807	12/31/16

36,391,230	12/31/17

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $395,159,352, resulting in gross unrealized appreciation and depreciation of $24,047,311 and $10,879,253, respectively, or net unrealized appreciation of $13,168,058.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 29.7% of the fund is owned by accounts of one group of insurance companies.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

Putnam VT High Yield Fund 21

0.720%	of the first $5 billion,
0.670%	of the next $5 billion,
0.620%	of the next $10 billion,
0.570%	of the next $10 billion,
0.520%	of the next $50 billion,
0.500%	of the next $50 billion,
0.490%	of the next $100 billion,
0.485%	of any excess thereafter.

Putnam Management has contractually agreed, through June 30, 2012, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.10% of the fund’s average net assets. The amounts incurred for investor servicing agent functions during the reporting period are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $1,195 under the expense offset arrangements and by $1,040 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $249, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

Note 3 — Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $152,757,747 and $173,641,971, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Note 4 — Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/11		Year ended 12/31/10		Six months ended 6/30/11		Year ended 12/31/10

	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,151,594	$15,007,380	4,707,946	$31,178,357	3,592,813	$24,848,131	3,659,298	$24,701,895

Shares issued in connection with
reinvestment of distributions	3,674,232	24,690,838	3,639,612	23,257,119	1,361,585	9,095,385	1,327,359	8,442,002

	5,825,826	39,698,218	8,347,558	54,435,476	4,954,398	33,943,516	4,986,657	33,143,897

Shares repurchased	(4,429,140)	(30,835,423)	(10,168,030)	(67,376,561)	(7,162,051)	(49,463,690)	(5,065,306)	(33,294,276)

Net increase (decrease)	1,396,686	$8,862,795	(1,820,472)	$(12,941,085)	(2,207,653)	$(15,520,174)	(78,649)	$(150,379)

Note 5 — Summary of derivative activity

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

		Asset derivatives		Liability derivatives

Derivatives not accounted
for as hedging instruments	Statement of assets and		Statement of assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Foreign exchange contracts	Receivables	$34,403	Payables	$167,394

Equity contracts	Investments	282,669	—	—

Total		$317,072	—	$167,394

22 Putnam VT High Yield Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Total

Foreign exchange contracts	$—	$(593,619)	$(593,619)

Equity contracts	34,981	—	$34,981

Total	$34,981	$(593,619)	$(558,638)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging
instruments under ASC 815	Warrants	Forward currency contracts	Total

Foreign exchange contracts	$—	$28,663	$28,663

Equity contracts	(28,007)	—	$(28,007)

Total	$(28,007)	$28,663	$656

Note 6 — Investment in Putnam Money Market Liquidity Fund

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income in the Statement of operations and totaled $3,475 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $75,684,437 and $80,997,860, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Market and credit risk

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default.

Putnam VT High Yield Fund 23

Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”).

The Board of Trustees, with the assistance of its Contract Committee which consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (“Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. Over the course of several months ending in June 2011, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees on a number of occasions. At the Trustees’ June 17, 2011 meeting, the Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2011. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not evaluated PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, and the costs incurred by Putnam Management in providing services, and

• That the fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. In reviewing management fees, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management or investment style, changes in Putnam Management’s operating costs, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of your fund.

Most of the open-end Putnam funds have new management contracts, with new fee schedules reflecting the implementation of more competitive fee levels for many funds, complex-wide breakpoints for the open-end funds, and performance fees for some funds. These new management contracts have been in effect for a little over a year — since January or, for a few funds, February, 2010. The Trustees approved the new management contracts on July 10, 2009, and fund shareholders subsequently approved the contracts by overwhelming majorities of the shares voted.

Because these management contracts had been implemented only recently, the Contract Committee had limited practical experience with the operation of the new fee structures. Under its new management contract, your fund has the benefit of breakpoints in its management fee that provide shareholders with significant economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Contract Committee observed that the complex-wide breakpoints of the open-end funds had only been in place for a short while, and the Trustees will examine the operation of this new breakpoint structure in future years in light of further experience.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to ensure that expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees and Putnam Management agreed in 2009 to implement certain expense limitations. These expense limitations serve in particular to maintain competitive expense levels for funds with large numbers of small shareholder accounts and funds with relatively small net assets. Most funds, including your fund, had sufficiently low expenses that these expense limitations did not apply. The expense limitations were: (i) a contractual expense limitation applicable to all retail open-end funds of 37.5 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to all open-end funds of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, investor servicing fees, distribution fees, investment-related expenses, interest, taxes, brokerage commissions and extraordinary expenses). Putnam Management’s support for these expense limitations was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Lipper Inc. This comparative information included your fund’s percentile ranking for

24 Putnam VT High Yield Fund

effective management fees and total expenses (excluding any applicable 12b-1 fee), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the 2nd quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the 4th quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2010 (the first quintile representing the least expensive funds and the fifth quintile the most expensive funds). The fee and expense data reported by Lipper as of December 31, 2010 reflected the most recent fiscal year-end data available in Lipper’s database at that time.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing of such economies of scale as may exist in the management of the funds at that time.

The information examined by the Trustees as part of their annual contract review for the Putnam funds has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, and the like. This information included comparisons of those fees with fees charged to the funds, as well as an assessment of the differences in the services provided to these different types of clients. The Trustees observed that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect historical competitive forces operating in separate markets. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its institutional clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of several investment oversight committees of the Trustees, which met on a regular basis with the funds’ portfolio teams and with the Chief Investment Officer and other members of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

The Committee noted the substantial improvement in the performance of most Putnam funds during the 2009–2010 period and Putnam Management’s ongoing efforts to strengthen its investment personnel and processes. The Committee also noted the disappointing investment performance of some funds for periods ended December 31, 2010 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional actions to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper Inc. peer group (Lipper VP (Underlying Funds) — High Current Yield Funds) for the one-year, three-year and five-year periods ended December 31, 2010 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period

2nd	2nd	1st

Over the one-year, three-year and five-year periods ended December 31, 2010, there were 107, 101 and 89 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft-dollar credits acquired through these means are used primarily to supplement Putnam Management’s internal research efforts. However, the Trustees noted that a portion of available soft-dollar credits continues to be allocated to the payment of fund expenses. The Trustees indicated their continued intent to monitor regulatory developments in this area with the assistance of their Brokerage Committee and also indicated their continued intent to monitor the potential benefits

Putnam VT High Yield Fund 25

associated with fund brokerage and soft-dollar allocations and trends in industry practices to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management contract, the Trustees reviewed your fund’s investor servicing agreement with Putnam Investor Services, Inc. (“PSERV”) and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are reasonable in relation to the nature and quality of such services.

26 Putnam VT High Yield Fund

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Putnam VT High Yield Fund 27

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28 Putnam VT High Yield Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2011, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the public reference room.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	Jameson A. Baxter, Chair
One Post Office Square	Mailing address:	Ravi Akhoury
Boston, MA 02109	P.O. Box 8383	Barbara M. Baumann
	Boston, MA 02266-8383	Charles B. Curtis
Investment Sub-Manager	1-800-225-1581	Robert J. Darretta
Putnam Investments Limited		John A. Hill
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Kenneth R. Leibler
Robert E. Patterson
Marketing Services	Legal Counsel	George Putnam, III
Putnam Retail Management	Ropes & Gray LLP	Robert L. Reynolds
One Post Office Square		W. Thomas Stephens
Boston, MA 02109

Putnam VT High Yield Fund 29

This report has been prepared for the shareholders	H511
of Putnam VT High Yield Fund.	268663 8/11

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 26, 2011

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: August 26, 2011